3097 Satellite Blvd., Ste. 400, Duluth, GA 30096
770.497.9100

21 October 2021

Tricon Residential 2021-SFR1 Trust
c/o Tricon American Homes
260 California St., Suite 803
San Francisco, California 94111

RE: Tricon Residential 2021-SFR1 Trust (the “Issuing Entity”) HOA Discrepancy Review

Ladies and Gentlemen:

In connection with the offering (the “Offering”) of the securities of the Issuing Entity referenced above, we have conducted the HOA Discrepancy Review further described below.  The review was conducted in accordance with what we believe to be customary residential title practice and was intended to assist in resolving certain discrepancies regarding whether specified properties may be subject to an active homeowners’, condominium, or other common-interest community association (each an “HOA”) as of the date hereof.  A more detailed description of services performed and of our findings and conclusions is set forth below.  The description below is intended to satisfy the disclosure requirements of Items 4 and 5 of FORM ABS DUE DILIGENCE-15E, which form has been provided to you concurrently herewith.

I.  Manner and Scope of Review Performed (Item 4 of Form ABS Due Diligence-15E)

a. Background.

We have been informed that:

1.  The securities are to be secured by, among other things, a mortgage loan (the “Mortgage Loan”) primarily secured by certain residential rental properties (the “Properties”).

2. Some of the Properties were previously designated by SFR JV-1 LP (the “Loan Sponsor”) as not being subject to an HOA (“Non-HOA Properties”).

3. Based upon a review of the Properties conducted by a third party, certain discrepancies may have been identified suggesting that certain of the Non-HOA Properties may in fact be subject to an HOA; and/or an HOA Discrepancy Review for certain properties was deemed appropriate by the Loan Sponsor.
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b. Properties Subject to Review. [(1) through (3) of Item 4.]

The Loan Sponsor and/or Loan Sponsor’s agent provided us with a list of properties with respect to which we were requested to perform our HOA Discrepancy Review (each, a “Subject Property”; collectively, the “Subject Properties”).  The list of Subject Properties is attached hereto as Schedule I.  Our HOA Discrepancy Review did not include “sampling” the pool.  The Subject Properties were not chosen using randomization, probability sampling, or any other statistical methodology.  Rather, the Subject Properties were identified by you.  Accordingly, they may not be representative of the entire pool, as to which we make no representation.

c.  How the Review Was Conducted. [(4) of Item 4]

We applied what we believe to be customary residential title practice to locate evidence that a Subject Property may be subject to an active HOA.  We and/or our third-party vendor(s) employ a variety of customary searching methods, the most salient of which are described below, that are reasonably designed to reveal evidence regarding the existence of an active HOA (the “HOA Discrepancy Review”).  Every property is unique, and not every search method is employed with respect to each of the Subject Properties.  These methods are intended to allow us to reach a reasonable judgment regarding the likely existence of an active HOA.  However, for a variety of reasons, including the reasons described below under “Limitations of Searching Methods,” it is not possible to determine with absolute certainty that no active HOA exists with respect to the Subject Properties.

Customary Searching Methods.  Set forth below are certain customary inquiries which we and our third-party vendor(s) employ to locate evidence that an active HOA may exist.  As noted, not all of these methods are used for every Subject Property.

1. Review of DCCR.  In some instances, inquiry is made regarding whether the property is subject to any Declaration of Covenants, Conditions and Restriction (“DCCR”) or similar documentation.  Where a DCCR does exist, it may be examined to ascertain whether the creation of an HOA was contemplated.

2. Review of state registrations.  A search of appropriate state records is sometimes conducted to ascertain whether an HOA has been registered as may be required by applicable law.

3. Internet searches.  Standard search engines may be used to search the internet for evidence of an active HOA.

4. Review of prior mortgages.  Certain mortgages to which the Subject Properties were previously subject may be reviewed, in order to ascertain whether a rider had been attached which would indicate that a Subject Property is part of a Planned Unit Development.  This type of rider is intended to give the lender the right to pay any dues that may be owed, and therefore is commonly used where an active HOA is present.

5. Contacting listing agents.  Inquiry is sometimes made of one or two listing agents who appear to list other properties in the same neighborhood as the Subject Property.
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6. Contacting homeowners or residents.  Inquiry is sometimes made of one or two persons owning or residing at properties in the same development as the Subject Property.

Limitations of Searching Methods.

As noted, it is not possible for any inquiry to prove with absolute certainty that no HOA exists with respect to the Subject Properties, and customary searching methods are subject to certain inherent limitations.  Those limitations include, but are not limited to, the following:

It is possible for an HOA to exist even though the DCCR reviewed does not contain an explicit reference to an HOA, or there appears to be no DCCR.  This may happen for a number of reasons.  For example, there may have been a drafting error in the DCCR, or an important amendment to the DCCR or the DCCR itself could have been misfiled or incorrectly referenced.  Old or vague descriptions can also prevent this review from being definitive.  It is also possible for a DCCR to contemplate an HOA, yet nonetheless one may not be active.

It is possible for an HOA to exist and yet not be registered with relevant state agencies.  In some instances, an HOA may not be legally required to be registered.  Furthermore, even when such a requirement applies, there may nonetheless be an HOA that is simply not in compliance with applicable registration requirements.

Many HOAs do not establish web sites or other presence on the world-wide net.  Further, internet searches are, by their nature, imprecise.  Thus, the lack of applicable search “hits” from general internet searching cannot prove that an HOA is not applicable to a Subject Property.

It is possible that a Subject Property has never been subject to a prior mortgage.  Even where a prior mortgage does exist, it is possible for the lender to have failed to include a PUD rider in the mortgage, even if the property had been subject to an HOA.

Even when listing agents are contacted, there is no way of ensuring that any particular agent is in fact especially knowledgeable regarding any Subject Property or the neighborhood where the property is located.

Although neighborhood residents or homeowners are sometimes contacted for information, locating contact information for such persons is a random selection process.  Persons contacted may not be able or willing to answer our questions, or they may even provide inaccurate information.

d. Additional Information Regarding Scope of Review. [(5) through (8) of Item 4]
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We have not undertaken any data integrity or other review beyond what is described herein, nor was our review undertaken for the purpose of:

1. Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization, or

2. Making any findings with respect to:

i. Whether the origination of the Mortgage Loan conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,

ii. The value of the Properties or any other collateral securing the Mortgage Loan,

iii. Whether the originators of the Mortgage Loan complied with federal, state and local laws and regulations, or

iv. Any other factor or characteristic of the Mortgage Loan that would be material to the likelihood that the issuer of the certificates that are secured by the Mortgage Loan will pay interest and principal in accordance with applicable terms and conditions.

Our HOA Discrepancy Review is limited to the procedures set forth in (c) above.  Although we believe these procedures to be customary residential title practice to locate evidence that a property may be subject to an active HOA, we make no representation regarding the sufficiency of the procedures described in (c) above, either for the purpose for which this report has been requested or for any other purpose.

II.  Summary of Findings and Conclusions from Our Review (Item 5 of Form ABS Due Diligence-15E)

Based upon the HOA Diligence Review conducted in accordance with the procedures outlined in Part I above, and assuming the accuracy of the information contained in the documents described therein, we concluded, as set forth in more detail in Schedule I attached hereto and subject to the limitations set forth herein, that:

To our knowledge, after inquiry as described above, 64 of the 599 Subject Properties set forth on Schedule I are subject to an active HOA.

Our conclusions are limited to the matters expressly stated herein, and no opinion is implied or may be inferred beyond the matters expressly stated herein.  The conclusions expressed herein are given only as of the dates set forth on Schedule I, and we undertake no responsibility to update or supplement this report after the date hereof for any reason.

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This report was prepared solely for the benefit of the addressee set forth above.  It should not be relied on in any manner or for any purpose by any other person or entity, including prospective investors or ratings agencies in connection with the offering referenced above (collectively, “Third Parties”), except for placement agents involved directly with the placement of this securitization transaction.   Accordingly, this report was not intended to create, and shall not be deemed to create any benefits, rights, duties, or obligations in or to, any such Third Parties.

Except as required by law, this report may not be quoted in whole or in part, including in any prospectus or offering memorandum, without our prior written consent.  In addition, this report is not assignable to any person or entity without our prior written approval.

OS National LLC

By: /s/ Jim Duggan
Name: Jim Duggan
Title: Director of Institutional Transactions

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Schedule I
Client Code	Address	HOA Status
12200274	4333 Campus Hills Circle	APPARENT HOA PROPERTY
11700602	10417 Salisbury Street	APPARENT HOA PROPERTY
11700509	12135 Wildbrook Drive	APPARENT HOA PROPERTY
11802611	250 Indian Lake Trail	APPARENT HOA PROPERTY
11900833	6422 Coconut Court	APPARENT HOA PROPERTY
11900933	8289 Locke Circle	APPARENT HOA PROPERTY
11900817	10921 Spring Green Drive	APPARENT HOA PROPERTY
11501408	7106 Advocator Lane	APPARENT HOA PROPERTY
11501371	832 Joselynn Drive	APPARENT HOA PROPERTY
12701408	2511 Edinburgh Street	APPARENT HOA PROPERTY
12701339	232 Grassmire Drive	APPARENT HOA PROPERTY
12701160	1988 Normandy Drive	APPARENT HOA PROPERTY
12701405	1971 Woodbury Lane	APPARENT HOA PROPERTY
10901077	2108 Cancun Drive	APPARENT HOA PROPERTY
10700455	6411 Candleoak Circle	APPARENT HOA PROPERTY
10800404	100 Comanche Plains Drive	APPARENT HOA PROPERTY
10800403	104 Comanche Plains Drive	APPARENT HOA PROPERTY
10800402	108 Comanche Plains Drive	APPARENT HOA PROPERTY
10800401	112 Comanche Plains Drive	APPARENT HOA PROPERTY
10800409	200 Comanche Plains Drive	APPARENT HOA PROPERTY
10800410	204 Comanche Plains Drive	APPARENT HOA PROPERTY
10800411	208 Comanche Plains Drive	APPARENT HOA PROPERTY
10800412	212 Comanche Plains Drive	APPARENT HOA PROPERTY
10800413	216 Comanche Plains Drive	APPARENT HOA PROPERTY
10800414	220 Comanche Plains Drive	APPARENT HOA PROPERTY
10800415	224 Comanche Plains Drive	APPARENT HOA PROPERTY
10800416	228 Comanche Plains Drive	APPARENT HOA PROPERTY
10800417	232 Comanche Plains Drive	APPARENT HOA PROPERTY
11501291	2911 Pirates Place	APPARENT HOA PROPERTY
11501784	2003 Quill Court	APPARENT HOA PROPERTY
11501751	9043 Steelechase Drive	APPARENT HOA PROPERTY
10901022	5209 Emmeryville Lane	APPARENT HOA PROPERTY
10800024	3202 Gary Lane	APPARENT HOA PROPERTY
10800945	815 Marigold Road	APPARENT HOA PROPERTY
10800405	800 Painted Bison Drive	APPARENT HOA PROPERTY
10800400	801 Painted Bison Drive	APPARENT HOA PROPERTY
10800406	804 Painted Bison Drive	APPARENT HOA PROPERTY
10800399	805 Painted Bison Drive	APPARENT HOA PROPERTY
10800407	808 Painted Bison Drive	APPARENT HOA PROPERTY
10800453	813 Painted Bison Drive	APPARENT HOA PROPERTY

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10800418	400 Palomino Stand Drive	APPARENT HOA PROPERTY
10800390	401 Palomino Stand Drive	APPARENT HOA PROPERTY
10800391	405 Palomino Stand Drive	APPARENT HOA PROPERTY
10800392	409 Palomino Stand Drive	APPARENT HOA PROPERTY
10800378	500 Red Dusk Paint Drive	APPARENT HOA PROPERTY
10800379	504 Red Dusk Paint Drive	APPARENT HOA PROPERTY
10800380	508 Red Dusk Paint Drive	APPARENT HOA PROPERTY
10800381	512 Red Dusk Paint Drive	APPARENT HOA PROPERTY
10800382	516 Red Dusk Paint Drive	APPARENT HOA PROPERTY
10800383	520 Red Dusk Paint Drive	APPARENT HOA PROPERTY
10800384	524 Red Dusk Paint Drive	APPARENT HOA PROPERTY
10800385	528 Red Dusk Paint Drive	APPARENT HOA PROPERTY
10800386	532 Red Dusk Paint Drive	APPARENT HOA PROPERTY
10800387	536 Red Dusk Paint Drive	APPARENT HOA PROPERTY
10800389	544 Red Dusk Paint Drive	APPARENT HOA PROPERTY
10800408	300 Summer Horse Drive	APPARENT HOA PROPERTY
10800419	301 Summer Horse Drive	APPARENT HOA PROPERTY
10800361	304 Summer Horse Drive	APPARENT HOA PROPERTY
10800431	692 Totem Trail Drive	APPARENT HOA PROPERTY
10800432	696 Totem Trail Drive	APPARENT HOA PROPERTY
10800433	700 Totem Trail Drive	APPARENT HOA PROPERTY
10800434	704 Totem Trail Drive	APPARENT HOA PROPERTY
10800454	737 Totem Trail Drive	APPARENT HOA PROPERTY
11901001	6770 Woodland Heights Drive	APPARENT HOA PROPERTY
12500050	1090 3rd Avenue	APPARENT NON-HOA PROPERTY
11700539	1203 70th Drive E	APPARENT NON-HOA PROPERTY
11700639	6333 8th Court E	APPARENT NON-HOA PROPERTY
11700431	5332 Abagail Drive	APPARENT NON-HOA PROPERTY
12200374	2159 Acorn Manor	APPARENT NON-HOA PROPERTY
11700414	1130 Alloway Avenue	APPARENT NON-HOA PROPERTY
11700395	14086 Amero Lane	APPARENT NON-HOA PROPERTY
12200303	3199 Amys Court	APPARENT NON-HOA PROPERTY
12500140	907 Anderson Drive	APPARENT NON-HOA PROPERTY
12200340	8384 Argyle Corners Drive	APPARENT NON-HOA PROPERTY
12200373	1707 Ashwood Circle	APPARENT NON-HOA PROPERTY
12200300	1744 Ashwood Circle	APPARENT NON-HOA PROPERTY
11700393	13510 Banyan Road	APPARENT NON-HOA PROPERTY
11700476	9413 Barnstead Lane	APPARENT NON-HOA PROPERTY
12500074	1657 Bavon Drive	APPARENT NON-HOA PROPERTY
12500085	7 Bay Ridge Loop	APPARENT NON-HOA PROPERTY
11700632	8421 Bay Drive	APPARENT NON-HOA PROPERTY
11700511	4252 Bayridge Court	APPARENT NON-HOA PROPERTY
12500083	2950 Bedford Street	APPARENT NON-HOA PROPERTY

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11700454	11041 Belltower Street	APPARENT NON-HOA PROPERTY
11700619	7352 Bolten Lane	APPARENT NON-HOA PROPERTY
12200332	8444 Bottlebrush Court	APPARENT NON-HOA PROPERTY
11700440	7409 Bramblewood Drive	APPARENT NON-HOA PROPERTY
12200409	98 Bridgehaven Drive	APPARENT NON-HOA PROPERTY
11700522	316 Browns Road	APPARENT NON-HOA PROPERTY
11700368	7925 Cameron Cay Court	APPARENT NON-HOA PROPERTY
11700404	4269 Castle Avenue	APPARENT NON-HOA PROPERTY
11700582	13029 Centennial Street	APPARENT NON-HOA PROPERTY
11700467	3459 Charmwood Avenue	APPARENT NON-HOA PROPERTY
11700424	8013 Cheyenne Lane	APPARENT NON-HOA PROPERTY
11700659	8108 Chickasaw Lane	APPARENT NON-HOA PROPERTY
11700376	11178 Claymore Street	APPARENT NON-HOA PROPERTY
12200287	7738 Collins Ridge Boulevard	APPARENT NON-HOA PROPERTY
11700517	7352 Cone Shell Drive	APPARENT NON-HOA PROPERTY
11700397	5196 Courtland Road	APPARENT NON-HOA PROPERTY
12500075	3283 Croton Avenue	APPARENT NON-HOA PROPERTY
11700537	2280 Danforth Road	APPARENT NON-HOA PROPERTY
12500065	228 Danville Drive	APPARENT NON-HOA PROPERTY
11700464	4656 Debbie Lane	APPARENT NON-HOA PROPERTY
11700402	4392 Dior Road	APPARENT NON-HOA PROPERTY
11700458	4442 Dior Road	APPARENT NON-HOA PROPERTY
12500061	1736 Dorset Drive	APPARENT NON-HOA PROPERTY
11700584	3283 Dothan Avenue	APPARENT NON-HOA PROPERTY
12500157	321 Drake Elm Drive	APPARENT NON-HOA PROPERTY
11700423	13389 Dunbar Street	APPARENT NON-HOA PROPERTY
12500087	7227 Edgewater Shores Court	APPARENT NON-HOA PROPERTY
12500100	2025 El Campo Avenue	APPARENT NON-HOA PROPERTY
11700524	9054 Eldridge Road	APPARENT NON-HOA PROPERTY
12200453	825 Elmwood Street	APPARENT NON-HOA PROPERTY
11700438	11464 Exmore Street	APPARENT NON-HOA PROPERTY
11700462	11523 Exmore Street	APPARENT NON-HOA PROPERTY
12500084	585 Fern Avenue	APPARENT NON-HOA PROPERTY
11700550	5287 Florentine Court	APPARENT NON-HOA PROPERTY
11700527	1450 Foxwood Drive	APPARENT NON-HOA PROPERTY
12200256	8615 Frost Street N	APPARENT NON-HOA PROPERTY
11700385	9268 Gibralter Street	APPARENT NON-HOA PROPERTY
11700498	7845 Glencoe Drive	APPARENT NON-HOA PROPERTY
11700624	2099 Godfrey Avenue	APPARENT NON-HOA PROPERTY
11700551	1227 Gordon Oaks Drive	APPARENT NON-HOA PROPERTY
11700576	1490 Gordon Avenue	APPARENT NON-HOA PROPERTY
12200286	2735 Greenwood Lane	APPARENT NON-HOA PROPERTY
11700644	13141 Hanley Drive	APPARENT NON-HOA PROPERTY

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11700461	5067 Harbinger Road	APPARENT NON-HOA PROPERTY
11700407	2297 Hawthorne Road	APPARENT NON-HOA PROPERTY
11700667	4432 Hedgewood Avenue	APPARENT NON-HOA PROPERTY
11700501	4496 Higate Road	APPARENT NON-HOA PROPERTY
11700453	2230 Hillandale Avenue	APPARENT NON-HOA PROPERTY
11700519	11243 Homeway Street	APPARENT NON-HOA PROPERTY
12200320	5173 Horse Track Drive N	APPARENT NON-HOA PROPERTY
12200270	8789 Huntington Woods Circle S	APPARENT NON-HOA PROPERTY
12200321	1313 Independence Drive	APPARENT NON-HOA PROPERTY
11700392	3305 Irondale Avenue	APPARENT NON-HOA PROPERTY
12200381	7635 Jillian Court	APPARENT NON-HOA PROPERTY
11700648	4834 Keysville Avenue	APPARENT NON-HOA PROPERTY
12200257	2169 Khaki Court	APPARENT NON-HOA PROPERTY
12200306	1791 Killarn Circle	APPARENT NON-HOA PROPERTY
11700532	13024 Killian Street	APPARENT NON-HOA PROPERTY
12200433	2689 Kimberly Forest Drive E	APPARENT NON-HOA PROPERTY
12200282	5735 Kinkaid Road	APPARENT NON-HOA PROPERTY
11700497	174 Lake Daisy Terrace	APPARENT NON-HOA PROPERTY
12500160	4081 Lake Bluff Drive	APPARENT NON-HOA PROPERTY
11700480	3371 Lambert Avenue	APPARENT NON-HOA PROPERTY
12500052	7826 Laurel Oak Lane	APPARENT NON-HOA PROPERTY
12200380	3784 Lauren Crest Court	APPARENT NON-HOA PROPERTY
11700487	10391 Lear Street	APPARENT NON-HOA PROPERTY
11700613	2304 Lema Drive	APPARENT NON-HOA PROPERTY
11700661	11901 Linden Drive	APPARENT NON-HOA PROPERTY
12200297	4300 Lindy Trail	APPARENT NON-HOA PROPERTY
11700651	5971 Lyon Road	APPARENT NON-HOA PROPERTY
12200385	2660 Malibu Circle	APPARENT NON-HOA PROPERTY
12200318	11382 Manatee Drive	APPARENT NON-HOA PROPERTY
11700493	9102 Manchester Street	APPARENT NON-HOA PROPERTY
11700435	11186 Mercedes Street	APPARENT NON-HOA PROPERTY
11700439	3408 Montano Avenue	APPARENT NON-HOA PROPERTY
11700469	6003 Mountain Way Avenue	APPARENT NON-HOA PROPERTY
12500102	1583 Naples Circle	APPARENT NON-HOA PROPERTY
11700390	11167 Nexus Street	APPARENT NON-HOA PROPERTY
12200310	6272 Norse Drive	APPARENT NON-HOA PROPERTY
11700677	9297 Oak Grove Street	APPARENT NON-HOA PROPERTY
11700516	4173 Oasis Avenue	APPARENT NON-HOA PROPERTY
12500126	1990 Old Mill Drive	APPARENT NON-HOA PROPERTY
11700674	3808 Orangepointe Road	APPARENT NON-HOA PROPERTY
12500155	1931 Palomar Drive	APPARENT NON-HOA PROPERTY
12200394	8030 Peppermint Lane	APPARENT NON-HOA PROPERTY
12200336	26 Philmont Lane	APPARENT NON-HOA PROPERTY

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12200281	2659 Pinewood Boulevard E	APPARENT NON-HOA PROPERTY
12200350	2718 Pinewood Boulevard N	APPARENT NON-HOA PROPERTY
11700449	1377 Piper Road	APPARENT NON-HOA PROPERTY
12500099	1730 Providence Boulevard	APPARENT NON-HOA PROPERTY
11700668	14128 Redwood Street	APPARENT NON-HOA PROPERTY
11700515	14136 Redwood Street	APPARENT NON-HOA PROPERTY
12200406	11507 Revenue Court	APPARENT NON-HOA PROPERTY
11700416	8306 Riverboat Drive	APPARENT NON-HOA PROPERTY
12200292	678 Roger Sherman Street	APPARENT NON-HOA PROPERTY
12200337	14 Rolling Place	APPARENT NON-HOA PROPERTY
12500049	122 Rosedale Drive	APPARENT NON-HOA PROPERTY
11700495	13221 Roxy Avenue	APPARENT NON-HOA PROPERTY
12200259	3197 Ryans Court	APPARENT NON-HOA PROPERTY
12200436	1 Ryland Place	APPARENT NON-HOA PROPERTY
11700419	11351 Sagamore Street	APPARENT NON-HOA PROPERTY
11700571	1403 Shadow Bay Lane	APPARENT NON-HOA PROPERTY
11700486	1751 Shady Leaf Drive	APPARENT NON-HOA PROPERTY
11700541	12547 Shafton Road	APPARENT NON-HOA PROPERTY
12200455	2343 Sharon Lake Drive	APPARENT NON-HOA PROPERTY
12200298	2356 Sharon Lake Drive	APPARENT NON-HOA PROPERTY
11700477	11021 Sheffield Road	APPARENT NON-HOA PROPERTY
11700400	9810 Sir Frederick Street	APPARENT NON-HOA PROPERTY
12500073	2981 Snow Drive	APPARENT NON-HOA PROPERTY
12200426	3121 Southwell Court	APPARENT NON-HOA PROPERTY
12200288	10660 Squires Court	APPARENT NON-HOA PROPERTY
11700482	2491 Stanton Avenue	APPARENT NON-HOA PROPERTY
11700459	4128 Sunny Land Drive	APPARENT NON-HOA PROPERTY
12500057	15751 Susanne Drive	APPARENT NON-HOA PROPERTY
12200379	7961 Sweet Rose Lane E	APPARENT NON-HOA PROPERTY
12200328	2825 Tanglewood Boulevard	APPARENT NON-HOA PROPERTY
12200386	2130 Timber Creek Court S	APPARENT NON-HOA PROPERTY
11700460	11192 Timbercrest Road	APPARENT NON-HOA PROPERTY
12200439	5236 Timucua Circle	APPARENT NON-HOA PROPERTY
11700378	4229 Weldon Avenue	APPARENT NON-HOA PROPERTY
12200283	2427 White Horse Road W	APPARENT NON-HOA PROPERTY
12500071	1115 Wild Oak Terrace	APPARENT NON-HOA PROPERTY
11700478	7425 Willow Wisp Drive W	APPARENT NON-HOA PROPERTY
11700633	4339 Wood Trail Boulevard	APPARENT NON-HOA PROPERTY
11700391	5293 Woodridge Lane	APPARENT NON-HOA PROPERTY
11700398	8436 Yearling Lane	APPARENT NON-HOA PROPERTY
12200280	8252 Yolanda Court	APPARENT NON-HOA PROPERTY
11802533	4059 Angels Drive	APPARENT NON-HOA PROPERTY
11802471	14 Ann Circle SE	APPARENT NON-HOA PROPERTY

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11802411	35 Autumn Court	APPARENT NON-HOA PROPERTY
11802388	169 Belmont Hills Court	APPARENT NON-HOA PROPERTY
11802244	175 Betty Ann Lane	APPARENT NON-HOA PROPERTY
11802399	102 Bo Crossing	APPARENT NON-HOA PROPERTY
11801935	2082 Boatswain Drive	APPARENT NON-HOA PROPERTY
11802395	105 Bonnabel Court	APPARENT NON-HOA PROPERTY
11801862	7146 Brecken Place	APPARENT NON-HOA PROPERTY
11802357	2596 Brenston Drive	APPARENT NON-HOA PROPERTY
11802299	5472 Brickleberry Way	APPARENT NON-HOA PROPERTY
11802222	334 Bridge Landing	APPARENT NON-HOA PROPERTY
11802417	1078 Bridle Creek Drive	APPARENT NON-HOA PROPERTY
11802594	136 Brookside Way	APPARENT NON-HOA PROPERTY
11802292	101 Bugle Way	APPARENT NON-HOA PROPERTY
11802421	728 Calloway Drive	APPARENT NON-HOA PROPERTY
11802256	6729 Cambridge Drive	APPARENT NON-HOA PROPERTY
11802332	204 Campbell Drive	APPARENT NON-HOA PROPERTY
11802589	51 Chesapeake Way	APPARENT NON-HOA PROPERTY
11802231	10 Cheyenne Drive	APPARENT NON-HOA PROPERTY
11801868	10946 Cimmaron Court	APPARENT NON-HOA PROPERTY
11802451	507 Cole Creek Drive	APPARENT NON-HOA PROPERTY
11802423	5677 Conner Road	APPARENT NON-HOA PROPERTY
11802370	427 Courthouse Park Drive	APPARENT NON-HOA PROPERTY
11802110	796 Courthouse Park Drive	APPARENT NON-HOA PROPERTY
11802215	102 Creek Crossing Lane	APPARENT NON-HOA PROPERTY
11802460	37 Crescent Street	APPARENT NON-HOA PROPERTY
11802617	6665 Crest Wood Lane	APPARENT NON-HOA PROPERTY
11802390	110 Dana Drive	APPARENT NON-HOA PROPERTY
11802254	51 Danville Trail	APPARENT NON-HOA PROPERTY
11802327	50 Dearing Cove	APPARENT NON-HOA PROPERTY
11802255	85 Dearing Woods Court	APPARENT NON-HOA PROPERTY
11802407	202 Depot Lane	APPARENT NON-HOA PROPERTY
11802444	150 Dillion Drive	APPARENT NON-HOA PROPERTY
11802503	2044 Elm Grove Lane	APPARENT NON-HOA PROPERTY
11802359	345 Emily Forest Way	APPARENT NON-HOA PROPERTY
11802505	248 Fairview Oak Place	APPARENT NON-HOA PROPERTY
11802001	20 Fields Creek Way	APPARENT NON-HOA PROPERTY
11802223	150 Fields Creek Way	APPARENT NON-HOA PROPERTY
11802303	106 Flagler Way	APPARENT NON-HOA PROPERTY
11802237	72 Fork Way	APPARENT NON-HOA PROPERTY
11802424	5522 Frontier Court	APPARENT NON-HOA PROPERTY
11802454	236 Galway Lane	APPARENT NON-HOA PROPERTY
11802586	20 Gentry Drive SW	APPARENT NON-HOA PROPERTY
11802515	469 Gin Mill Drive	APPARENT NON-HOA PROPERTY

Page | 11

11802245	4411 Gladewood Run	APPARENT NON-HOA PROPERTY
11802308	121 Grand Oaks Way	APPARENT NON-HOA PROPERTY
11802302	58 Grove Lane	APPARENT NON-HOA PROPERTY
11802338	119 Haley Drive	APPARENT NON-HOA PROPERTY
11802539	215 Hampton Drive	APPARENT NON-HOA PROPERTY
11802610	1843 Hannah Place	APPARENT NON-HOA PROPERTY
11802490	40 Haywood Court	APPARENT NON-HOA PROPERTY
11801915	85 Hollow Oaks Court	APPARENT NON-HOA PROPERTY
11802489	103 Huntington Way	APPARENT NON-HOA PROPERTY
11801943	114 Ivy Brook Drive	APPARENT NON-HOA PROPERTY
11802241	219 Jacob Trail	APPARENT NON-HOA PROPERTY
11802459	288 Karis Lane	APPARENT NON-HOA PROPERTY
11802493	36 Kennedy Lane	APPARENT NON-HOA PROPERTY
11802296	66 Kings Crossing Court	APPARENT NON-HOA PROPERTY
11801850	194 Lena Lane	APPARENT NON-HOA PROPERTY
11802416	197 Lena Lane	APPARENT NON-HOA PROPERTY
11802342	112 Lofty Pine Lane	APPARENT NON-HOA PROPERTY
11802345	1322 Manning Way	APPARENT NON-HOA PROPERTY
11802307	831 Masters Drive	APPARENT NON-HOA PROPERTY
11801909	197 Meadow Point	APPARENT NON-HOA PROPERTY
11802224	102 Melleray Court	APPARENT NON-HOA PROPERTY
11801888	1830 Miller Lake Drive	APPARENT NON-HOA PROPERTY
11802380	4766 Mitchells Ridge Drive	APPARENT NON-HOA PROPERTY
11802387	32 Mountain View Drive	APPARENT NON-HOA PROPERTY
11802226	7785 Newbury Drive	APPARENT NON-HOA PROPERTY
11802465	165 Oakridge Court	APPARENT NON-HOA PROPERTY
11802316	94 Oakview Drive	APPARENT NON-HOA PROPERTY
11802323	120 Orchard Drive	APPARENT NON-HOA PROPERTY
11801890	170 Orchard View	APPARENT NON-HOA PROPERTY
11802238	1903 Owens Trail	APPARENT NON-HOA PROPERTY
11802376	170 Patterson Way	APPARENT NON-HOA PROPERTY
11802457	455 Pebble Boulevard	APPARENT NON-HOA PROPERTY
11802232	9440 Pebble Creek Court	APPARENT NON-HOA PROPERTY
11802470	1596 Picadilly Court NE	APPARENT NON-HOA PROPERTY
11802571	162 Pioneer Trail	APPARENT NON-HOA PROPERTY
11802469	5 Ponders Road SE	APPARENT NON-HOA PROPERTY
11802236	1576 Queen Elizabeth Drive	APPARENT NON-HOA PROPERTY
11802547	1403 Raymonds Road	APPARENT NON-HOA PROPERTY
11802329	3070 Regal Drive	APPARENT NON-HOA PROPERTY
11802363	25 Rivercrest Lane	APPARENT NON-HOA PROPERTY
11802200	5587 Sapphire Circle	APPARENT NON-HOA PROPERTY
11802266	7020 Setters Way	APPARENT NON-HOA PROPERTY
11802221	1401 Shadow Creek Avenue	APPARENT NON-HOA PROPERTY

Page | 12

11802563	210 Shenandoah Drive	APPARENT NON-HOA PROPERTY
11802229	508 Shenandoah Lane	APPARENT NON-HOA PROPERTY
11802234	15 Spring Valley Trace	APPARENT NON-HOA PROPERTY
11801903	57 Spring Leaf Place	APPARENT NON-HOA PROPERTY
11802420	74 Spring Circle	APPARENT NON-HOA PROPERTY
11802422	116 Sugar Birch Way	APPARENT NON-HOA PROPERTY
11802128	131 Sydney Summit	APPARENT NON-HOA PROPERTY
11802113	384 Thorn Thicket Drive	APPARENT NON-HOA PROPERTY
11802440	102 Thornwood Drive	APPARENT NON-HOA PROPERTY
11801857	15 Thrasher Road	APPARENT NON-HOA PROPERTY
11801932	10980 Thrasher Road	APPARENT NON-HOA PROPERTY
11802265	637 Tipperary Road	APPARENT NON-HOA PROPERTY
11802408	1313 To Lani Farm Road	APPARENT NON-HOA PROPERTY
11802477	2341 Trenton Drive	APPARENT NON-HOA PROPERTY
11802582	514 Trinity Trail	APPARENT NON-HOA PROPERTY
11802339	118 Valleydale Drive	APPARENT NON-HOA PROPERTY
11802319	1124 Whisper Wind Drive	APPARENT NON-HOA PROPERTY
11801853	142 Williamsburg Way	APPARENT NON-HOA PROPERTY
11802392	37 Windrush Drive	APPARENT NON-HOA PROPERTY
11802372	353 Windsor Walk SE	APPARENT NON-HOA PROPERTY
11801861	160 Wisteria Way	APPARENT NON-HOA PROPERTY
11802127	8607 Woodcreek Court	APPARENT NON-HOA PROPERTY
11802295	1173 Woodwind Drive	APPARENT NON-HOA PROPERTY
11802309	105 Wynfield Drive	APPARENT NON-HOA PROPERTY
11900943	105 Buckthorne Lane	APPARENT NON-HOA PROPERTY
11900924	4290 Eagle Lake Drive	APPARENT NON-HOA PROPERTY
11900895	1730 Maradona Drive	APPARENT NON-HOA PROPERTY
11900923	273 Story Road	APPARENT NON-HOA PROPERTY
11900747	1103 Tomahawk Place	APPARENT NON-HOA PROPERTY
11501331	1304 Alston Hill Drive	APPARENT NON-HOA PROPERTY
11501748	7114 Angela Marie Court	APPARENT NON-HOA PROPERTY
11501292	124 Antelope Drive	APPARENT NON-HOA PROPERTY
12600386	146 Apple Court	APPARENT NON-HOA PROPERTY
12600294	81 Ashcott Drive	APPARENT NON-HOA PROPERTY
11501624	955 Ashland Avenue	APPARENT NON-HOA PROPERTY
11501318	7504 Axis Court	APPARENT NON-HOA PROPERTY
12600275	6927 Beaverwood Drive	APPARENT NON-HOA PROPERTY
11501577	190 Bradford Glyn Drive	APPARENT NON-HOA PROPERTY
11501197	7920 Cadmium Court	APPARENT NON-HOA PROPERTY
12600271	119 Cambridge Elm Drive	APPARENT NON-HOA PROPERTY
12600267	272 Cambridge Drive	APPARENT NON-HOA PROPERTY
11501477	4160 Canyon Creek Lane	APPARENT NON-HOA PROPERTY
11501396	2981 Champion Lane SW	APPARENT NON-HOA PROPERTY

Page | 13

11501604	5524 Chasewind Drive	APPARENT NON-HOA PROPERTY
11501319	3038 Christian Scott Lane	APPARENT NON-HOA PROPERTY
12600353	196 Clarence Lane	APPARENT NON-HOA PROPERTY
11501218	102 Coventry Drive	APPARENT NON-HOA PROPERTY
11501383	140 Diamond Drive	APPARENT NON-HOA PROPERTY
11501480	5027 Elizabeth Road	APPARENT NON-HOA PROPERTY
12600420	325 Emilies Crossing Way	APPARENT NON-HOA PROPERTY
12600339	2722 Erinridge Road	APPARENT NON-HOA PROPERTY
12600250	2809 Erinridge Road	APPARENT NON-HOA PROPERTY
11501451	703 Faith Street	APPARENT NON-HOA PROPERTY
11501333	7103 Falconwood Court	APPARENT NON-HOA PROPERTY
11501582	10913 Gladewater Drive	APPARENT NON-HOA PROPERTY
11501492	1107 Hannah Rae Court	APPARENT NON-HOA PROPERTY
11501252	433 Havenbrook Way NW	APPARENT NON-HOA PROPERTY
12600361	120 Hocutt Drive	APPARENT NON-HOA PROPERTY
11501342	1211 Joannas Court	APPARENT NON-HOA PROPERTY
12600416	428 Johnson Street	APPARENT NON-HOA PROPERTY
12600326	294 Kandypoo Drive	APPARENT NON-HOA PROPERTY
11501381	7217 Kavan Hunter Drive	APPARENT NON-HOA PROPERTY
11501196	1115 Landen Chase Drive	APPARENT NON-HOA PROPERTY
12600329	1027 Laurel Leaf Road	APPARENT NON-HOA PROPERTY
12200329	8259 Lucaya Court	APPARENT NON-HOA PROPERTY
12200295	8262 Lucaya Court	APPARENT NON-HOA PROPERTY
12701384	1405 Angel Court	APPARENT NON-HOA PROPERTY
12701069	1412 Angel Court	APPARENT NON-HOA PROPERTY
12701323	728 Autumn Ridge Lane	APPARENT NON-HOA PROPERTY
12701137	407 Barking Drive	APPARENT NON-HOA PROPERTY
12701259	2782 Belle Meade Place	APPARENT NON-HOA PROPERTY
12701315	802 Blue Springs Drive	APPARENT NON-HOA PROPERTY
12701144	1207 Bolton Drive	APPARENT NON-HOA PROPERTY
12701185	5020 Boyd Drive	APPARENT NON-HOA PROPERTY
12701071	586 Cameo Court	APPARENT NON-HOA PROPERTY
12701066	917 Celeste Court	APPARENT NON-HOA PROPERTY
12701341	1329 Christine Drive	APPARENT NON-HOA PROPERTY
12701126	2700 Cider Drive	APPARENT NON-HOA PROPERTY
12701086	804 Cindy Jo Court	APPARENT NON-HOA PROPERTY
12701318	1060 Cindy Jo Court	APPARENT NON-HOA PROPERTY
12701180	8817 Cole Street	APPARENT NON-HOA PROPERTY
12701171	916 Coolidge Court	APPARENT NON-HOA PROPERTY
12701344	685 County Farm Road	APPARENT NON-HOA PROPERTY
12701166	1517 Destiny Drive	APPARENT NON-HOA PROPERTY
12701303	1533 Destiny Drive	APPARENT NON-HOA PROPERTY
12701157	3024 Dove Court N	APPARENT NON-HOA PROPERTY

Page | 14

12701176	2819 Elijah Drive	APPARENT NON-HOA PROPERTY
12701096	2829 Elijah Drive	APPARENT NON-HOA PROPERTY
12701260	542 Falkland Circle	APPARENT NON-HOA PROPERTY
12701319	421 Faulkner Drive	APPARENT NON-HOA PROPERTY
12701150	908 General Barksdale Drive	APPARENT NON-HOA PROPERTY
12701297	276 Harold Drive	APPARENT NON-HOA PROPERTY
12701255	2916 Hearthside Drive	APPARENT NON-HOA PROPERTY
12701403	901 Highland Drive	APPARENT NON-HOA PROPERTY
12701095	1253 Jacksons Hill Road	APPARENT NON-HOA PROPERTY
12701098	1503 Journey Drive	APPARENT NON-HOA PROPERTY
12701201	124 Kimbell Court	APPARENT NON-HOA PROPERTY
12701359	312 Kimberly Drive	APPARENT NON-HOA PROPERTY
12701122	665 Kingsway Drive	APPARENT NON-HOA PROPERTY
12701358	1603 London Drive	APPARENT NON-HOA PROPERTY
12701418	142 Lyndhurst Drive	APPARENT NON-HOA PROPERTY
12701370	456 Marble Court	APPARENT NON-HOA PROPERTY
12701140	4982 Morning Dove Lane	APPARENT NON-HOA PROPERTY
12701412	414 Niagra Lane	APPARENT NON-HOA PROPERTY
12701101	4924 Nina Marie Avenue	APPARENT NON-HOA PROPERTY
12701296	1334 Nir Shreibman Boulevard	APPARENT NON-HOA PROPERTY
12701314	712 Paige Court	APPARENT NON-HOA PROPERTY
12701254	108 Pembroke Court	APPARENT NON-HOA PROPERTY
12701404	204 Saint Martins Lane	APPARENT NON-HOA PROPERTY
12701065	2016 Sassafras Court	APPARENT NON-HOA PROPERTY
12701380	1032 Selous Drive	APPARENT NON-HOA PROPERTY
12701306	961 Silty Drive	APPARENT NON-HOA PROPERTY
12701385	1118 Starhurst Drive	APPARENT NON-HOA PROPERTY
12701352	1024 Stratus Drive	APPARENT NON-HOA PROPERTY
12701104	3744 Suiter Road	APPARENT NON-HOA PROPERTY
12701373	300 Sunnyview Drive	APPARENT NON-HOA PROPERTY
12701299	3261 Tabby Drive	APPARENT NON-HOA PROPERTY
12701068	504 Trudy Drive	APPARENT NON-HOA PROPERTY
12701182	419 Tucker Trice Boulevard	APPARENT NON-HOA PROPERTY
12701183	217 Valley Drive	APPARENT NON-HOA PROPERTY
12701349	301 Valley Forge Court	APPARENT NON-HOA PROPERTY
12701377	1539 Waxman Drive	APPARENT NON-HOA PROPERTY
12701146	2018 Windsor Drive	APPARENT NON-HOA PROPERTY
12701383	629 Wolfchase Drive	APPARENT NON-HOA PROPERTY
12701397	1104 Woodall Road	APPARENT NON-HOA PROPERTY
12701429	7027 Zither Lane	APPARENT NON-HOA PROPERTY
10700537	423 Aaron Lane	APPARENT NON-HOA PROPERTY
10900796	1427 Aaron Place	APPARENT NON-HOA PROPERTY
10900770	1221 Aldenwood Drive	APPARENT NON-HOA PROPERTY

Page | 15

10900942	1212 Allen Court	APPARENT NON-HOA PROPERTY
10900762	1423 Ardmore Drive	APPARENT NON-HOA PROPERTY
10900972	1517 Audrey Drive	APPARENT NON-HOA PROPERTY
10901034	404 Autumn Trail	APPARENT NON-HOA PROPERTY
10900566	3045 Autumn Run Drive	APPARENT NON-HOA PROPERTY
10700478	9618 Autumn Place	APPARENT NON-HOA PROPERTY
10700402	3911 Bacall Way	APPARENT NON-HOA PROPERTY
10900788	264 Bass Road	APPARENT NON-HOA PROPERTY
10901076	1414 Beacon Hill Drive	APPARENT NON-HOA PROPERTY
10900830	2017 Beacon Way	APPARENT NON-HOA PROPERTY
10900974	2040 Beacon Way	APPARENT NON-HOA PROPERTY
10900725	12100 Bear Mesa Court	APPARENT NON-HOA PROPERTY
10900862	6309 Berlinetta Drive	APPARENT NON-HOA PROPERTY
10700477	3802 Bogie Way	APPARENT NON-HOA PROPERTY
10700364	7526 Branding Trail	APPARENT NON-HOA PROPERTY
10900834	133 Brockway Drive	APPARENT NON-HOA PROPERTY
10900887	417 Butch Cassidy Drive	APPARENT NON-HOA PROPERTY
10901049	247 Calvert Street	APPARENT NON-HOA PROPERTY
10901054	539 Cantebury Park Lane	APPARENT NON-HOA PROPERTY
10900929	6428 Canyon Trail	APPARENT NON-HOA PROPERTY
10900827	510 Carl C Senter Street	APPARENT NON-HOA PROPERTY
10900992	807 Castlewick Court	APPARENT NON-HOA PROPERTY
10900909	966 Cedar Ridge Lane	APPARENT NON-HOA PROPERTY
10900919	1032 Cedar Ridge Lane	APPARENT NON-HOA PROPERTY
10900863	7500 Cedarhill Road	APPARENT NON-HOA PROPERTY
10900786	204 Cheyenne Drive	APPARENT NON-HOA PROPERTY
10900841	612 Circleview Drive	APPARENT NON-HOA PROPERTY
10700432	7714 Clear Ridge Drive	APPARENT NON-HOA PROPERTY
10900789	1320 Cleardale Drive	APPARENT NON-HOA PROPERTY
10700392	2814 Coast Plain Drive	APPARENT NON-HOA PROPERTY
10900823	700 Cooper Lane	APPARENT NON-HOA PROPERTY
10700352	375 Copper Mountain	APPARENT NON-HOA PROPERTY
10900950	9225 Coral Lane	APPARENT NON-HOA PROPERTY
10901053	206 Cornell	APPARENT NON-HOA PROPERTY
10901021	3030 Coventry Lane	APPARENT NON-HOA PROPERTY
10900968	604 Cumberland Drive	APPARENT NON-HOA PROPERTY
10901081	9205 Curacao Drive	APPARENT NON-HOA PROPERTY
10901055	9345 Cynthia Court	APPARENT NON-HOA PROPERTY
10900961	9348 Cynthia Court	APPARENT NON-HOA PROPERTY
10900847	2604 Cypress Point Drive	APPARENT NON-HOA PROPERTY
10900791	4115 Cypress Springs Drive	APPARENT NON-HOA PROPERTY
10900728	603 Dakota Drive	APPARENT NON-HOA PROPERTY
10900833	6704 Dandelion Drive	APPARENT NON-HOA PROPERTY

Page | 16

10900763	5920 Dangerfield Court	APPARENT NON-HOA PROPERTY
10900764	206 Dean Court	APPARENT NON-HOA PROPERTY
10900787	213 Dean Court	APPARENT NON-HOA PROPERTY
10901061	10735 Deauville Drive	APPARENT NON-HOA PROPERTY
11501668	203 Marcella Drive	APPARENT NON-HOA PROPERTY
11501776	404 Marcella Drive	APPARENT NON-HOA PROPERTY
12600425	15 Mossburg Court	APPARENT NON-HOA PROPERTY
11501357	3016 Queensdale Drive	APPARENT NON-HOA PROPERTY
12600414	54 Rocky Creek Lane	APPARENT NON-HOA PROPERTY
11501348	2828 Rosemeade Drive	APPARENT NON-HOA PROPERTY
11501393	4818 Samuel Richard Street	APPARENT NON-HOA PROPERTY
12600304	313 Santee Circle	APPARENT NON-HOA PROPERTY
11501301	9416 Sao Paula Drive	APPARENT NON-HOA PROPERTY
11501731	549 Scarlet Leaf Lane	APPARENT NON-HOA PROPERTY
11501364	1527 Seejay Court	APPARENT NON-HOA PROPERTY
12600383	55 Southern Place	APPARENT NON-HOA PROPERTY
11501330	1056 Stirrup Place NW	APPARENT NON-HOA PROPERTY
11501256	2038 Sunset Village Drive	APPARENT NON-HOA PROPERTY
11501390	2433 Terra Drive	APPARENT NON-HOA PROPERTY
11501235	8009 Vermilion Drive	APPARENT NON-HOA PROPERTY
11501274	103 Vermillion Loop	APPARENT NON-HOA PROPERTY
11501441	6834 Vernon Wood Lane	APPARENT NON-HOA PROPERTY
11501389	6906 Vernon Wood Lane	APPARENT NON-HOA PROPERTY
11501511	4713 Waterbell Lane	APPARENT NON-HOA PROPERTY
11501433	2904 Westwinds Court	APPARENT NON-HOA PROPERTY
11501497	2935 Westwinds Court	APPARENT NON-HOA PROPERTY
12600324	159 Windsor Drive	APPARENT NON-HOA PROPERTY
11501155	2719 Windsor Chase Drive	APPARENT NON-HOA PROPERTY
11501349	13108 Woodland Farm Drive	APPARENT NON-HOA PROPERTY
11100629	121 Peregrine Court	APPARENT NON-HOA PROPERTY
10900951	2520 Elliott Avenue	APPARENT NON-HOA PROPERTY
10900965	317 Elm Grove	APPARENT NON-HOA PROPERTY
10900976	1625 Emily Lane	APPARENT NON-HOA PROPERTY
10900869	2520 Ensenada Lane	APPARENT NON-HOA PROPERTY
10900871	1041 Essex Drive	APPARENT NON-HOA PROPERTY
10900784	909 Fairbanks Circle	APPARENT NON-HOA PROPERTY
10901058	3408 Fairview Drive	APPARENT NON-HOA PROPERTY
10700510	4827 Fern Lake	APPARENT NON-HOA PROPERTY
10901036	2983 Firewheel Drive	APPARENT NON-HOA PROPERTY
10900883	404 Flagstone Drive	APPARENT NON-HOA PROPERTY
10900848	416 Forestwood Drive	APPARENT NON-HOA PROPERTY
10900773	509 Forestwood Drive	APPARENT NON-HOA PROPERTY
10900756	1307 Foster Street	APPARENT NON-HOA PROPERTY

Page | 17

10901013	109 Fred Lane	APPARENT NON-HOA PROPERTY
10900732	2806 Galemeadow Drive	APPARENT NON-HOA PROPERTY
10900936	123 Gayleh Lane	APPARENT NON-HOA PROPERTY
10901064	622 Gibson Street	APPARENT NON-HOA PROPERTY
10900811	6828 Glendale Drive	APPARENT NON-HOA PROPERTY
10900745	1414 Glenwillow Drive	APPARENT NON-HOA PROPERTY
10900729	217 Grand Meadow Drive	APPARENT NON-HOA PROPERTY
10900889	7724 Grassland Drive	APPARENT NON-HOA PROPERTY
10900819	1636 Greenway Court	APPARENT NON-HOA PROPERTY
10900890	2528 Harvest Lane	APPARENT NON-HOA PROPERTY
10900765	5911 Inks Lake Drive	APPARENT NON-HOA PROPERTY
10901003	103 Jennie Court	APPARENT NON-HOA PROPERTY
10900802	6705 Lampe Court	APPARENT NON-HOA PROPERTY
10700387	13222 Larkplace Drive	APPARENT NON-HOA PROPERTY
10901047	7413 Laurelhill Court S	APPARENT NON-HOA PROPERTY
10900777	517 Lemon Drive	APPARENT NON-HOA PROPERTY
10900939	7959 Los Alamitos Lane	APPARENT NON-HOA PROPERTY
10900855	114 Magnolia Street	APPARENT NON-HOA PROPERTY
10900851	515 Magnolia Drive	APPARENT NON-HOA PROPERTY
10901010	218 Maplecrest Drive	APPARENT NON-HOA PROPERTY
10901020	304 Meadow Ridge Drive	APPARENT NON-HOA PROPERTY
10900795	2816 Meadow Ridge Drive	APPARENT NON-HOA PROPERTY
10901083	1410 Misty Meadow Drive	APPARENT NON-HOA PROPERTY
10900769	7021 Misty Meadow Drive S	APPARENT NON-HOA PROPERTY
10900751	1320 Nelson Place	APPARENT NON-HOA PROPERTY
10901016	9961 Peregrine Trail	APPARENT NON-HOA PROPERTY
10901056	523 Pinnacle Drive	APPARENT NON-HOA PROPERTY
10900772	506 Ponderosa Drive	APPARENT NON-HOA PROPERTY
10900806	2414 Portland Drive	APPARENT NON-HOA PROPERTY
10900844	3296 Raleigh Drive	APPARENT NON-HOA PROPERTY
10900953	561 Reagan Lane	APPARENT NON-HOA PROPERTY
10800388	540 Red Dusk Paint Drive	APPARENT NON-HOA PROPERTY
10900947	1319 Red Deer Way	APPARENT NON-HOA PROPERTY
10900741	9312 Rhoni Court	APPARENT NON-HOA PROPERTY
10900749	7421 Ridge Road W	APPARENT NON-HOA PROPERTY
10700548	4742 River Canyon	APPARENT NON-HOA PROPERTY
10700474	800 Robinair Drive	APPARENT NON-HOA PROPERTY
10900996	1033 Rock Springs Drive	APPARENT NON-HOA PROPERTY
10900825	3209 Roddy Drive	APPARENT NON-HOA PROPERTY
10900967	220 Rosewood Lane	APPARENT NON-HOA PROPERTY
10900979	320 Rowdy Drive	APPARENT NON-HOA PROPERTY
10700348	206 Royal Drive	APPARENT NON-HOA PROPERTY
10900805	808 Sam Houston Street	APPARENT NON-HOA PROPERTY

Page | 18

10700345	3417 Sante Fe Trail	APPARENT NON-HOA PROPERTY
10901019	4207 Sapphire Lane	APPARENT NON-HOA PROPERTY
10900999	1013 Savage Drive	APPARENT NON-HOA PROPERTY
10900998	310 Southlake Drive	APPARENT NON-HOA PROPERTY
10901005	1031 Stanwyck Avenue	APPARENT NON-HOA PROPERTY
10900365	705 Stribling Circle	APPARENT NON-HOA PROPERTY
10700410	4607 Texas River	APPARENT NON-HOA PROPERTY
10901027	1128 Trinidad Drive	APPARENT NON-HOA PROPERTY
10900812	700 Troxell Boulevard	APPARENT NON-HOA PROPERTY
10900859	2502 Valley View Drive	APPARENT NON-HOA PROPERTY
10900817	13012 Vida Lane	APPARENT NON-HOA PROPERTY
10900814	1716 Village Park Trail	APPARENT NON-HOA PROPERTY
10900736	1825 Village Park Trail	APPARENT NON-HOA PROPERTY
10700372	5306 Vista Glen	APPARENT NON-HOA PROPERTY
10900792	208 Vivian Drive	APPARENT NON-HOA PROPERTY
10900794	8170 Waterside Trail	APPARENT NON-HOA PROPERTY
10900803	2813 Whitehurst Drive	APPARENT NON-HOA PROPERTY
10900846	1872 Wickham Drive	APPARENT NON-HOA PROPERTY
10900778	228 Willow Creek Drive	APPARENT NON-HOA PROPERTY
10900838	3064 Winecup Lane	APPARENT NON-HOA PROPERTY
10900799	602 Woodcrest Way	APPARENT NON-HOA PROPERTY
10900776	827 Wyndham Place	APPARENT NON-HOA PROPERTY
10900800	710 York Street	APPARENT NON-HOA PROPERTY
11700671	13299 Pinellas Avenue	APPARENT NON-HOA PROPERTY
11700688	1374 Godfrey Avenue	APPARENT NON-HOA PROPERTY
11700702	12794 Linden Drive	APPARENT NON-HOA PROPERTY
11700703	10408 Gifford Drive	APPARENT NON-HOA PROPERTY
11700711	2300 Godfrey Avenue	APPARENT NON-HOA PROPERTY
12500138	1019 Lake Elsie Drive	APPARENT NON-HOA PROPERTY
12500169	12765 Ohio Woods Lane	APPARENT NON-HOA PROPERTY
11700707	8102 Chickasaw Lane	APPARENT NON-HOA PROPERTY
12500167	1670 Avalon Blvd	APPARENT NON-HOA PROPERTY
12500121	633 Rutherford Avenue	APPARENT NON-HOA PROPERTY
11802596	1467 Chapel Hill Lane SW	APPARENT NON-HOA PROPERTY
11802523	411 Princely Court	APPARENT NON-HOA PROPERTY
11802619	130 Crooked Creek Drive	APPARENT NON-HOA PROPERTY
11802602	113 Ivy Brook Drive	APPARENT NON-HOA PROPERTY
11802614	514 Woodwind Drive	APPARENT NON-HOA PROPERTY
11501719	3223 Penny Earley Lane	APPARENT NON-HOA PROPERTY
12701354	4321 Brackenwood Drive	APPARENT NON-HOA PROPERTY
12701426	2502 Falling Leaf Court	APPARENT NON-HOA PROPERTY
10901066	1005 Barbara Street	APPARENT NON-HOA PROPERTY
10901051	607 Pendleton Drive	APPARENT NON-HOA PROPERTY

Page | 19